GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class P and Class R6 Shares of the

Goldman Sachs Income Builder Fund

(the “Fund”)

Supplement dated June 19, 2020 to the

Prospectuses and Summary Prospectuses,

each dated February 28, 2020, as supplemented to date

The Board of Trustees of Goldman Sachs Trust (the “Board”) recently approved lowering the: (1) investment minimum for purchasing Class A Shares at net asset value (“NAV”) without imposition of a sales load from $1 million to $250,000; and (2) transfer agency fees for certain of the Fund’s share classes. Additionally, Goldman Sachs Asset Management, L.P. (“GSAM”), the Fund’s investment adviser, and Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, have agreed to waive, reduce and/or reimburse certain fees and expenses. Collectively, these fee reductions, fee waivers and/or expense limitations are intended to reduce the total net annual fund operating expense ratio for each of the Fund’s share classes.

Each of the above changes are effective July 20, 2020 (the “Effective Date”).

Accordingly, as of the Effective Date, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Income Builder Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus and the “Fees and Expenses of the Fund” section of the Multi-Class Summary Prospectus:

	Class A		Class C	Institutional		Investor		Class R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.52%		0.52%	0.52%		0.52%		0.52%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		None
Other Expenses[2]	0.19%		0.44%	0.10%		0.19%		0.09%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.19%		0.19%	0.10%		0.19%		0.09%
Acquired Fund Fees and Expenses	0.03%		0.03%	0.03%		0.03%		0.03%
Total Annual Fund Operating Expenses	0.99%		1.74%	0.65%		0.74%		0.64%
Fee Waiver and Expense Limitation[3]	(0.16)%		(0.16)%	(0.16)%		(0.16)%		(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.83%		1.58%	0.49%		0.58%		0.48%

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The “Other Expenses” for Class A, Class C and Investor Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee of 0.44% as an annual percentage of daily net assets; (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests; and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 20, 2021, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Income Builder Fund—Summary—Expense Example” section of the Multi-Class Prospectus and the “Expense Example” section of the Multi-Class Summary Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$630	$833	$1,052	$1,683

Class C Shares
– Assuming complete redemption at end of period	$261	$532	$929	$2,038
– Assuming no redemption	$161	$532	$929	$2,038

Institutional Shares	$50	$192	$346	$795

Investor Shares	$59	$220	$396	$903

Class R6 Shares	$49	$189	$341	$783

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnote in the “Goldman Sachs Income Builder Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus and the “Annual Fund Operating Expenses” section of the Class P Summary Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.52%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver and Expense Limitation[1]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.48%

[1]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee of 0.44% as an annual percentage of daily net assets; (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests; and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 20, 2021, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Income Builder Fund—Summary—Expense Example” section of the Class P Prospectus and the “Expense Example” section of the Class P Summary Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$49	$189	$341	$783

The following replaces in its entirety the second paragraph in the “Service Providers—Management Fees and Other Expenses” section of the Multi-Class Prospectus:

The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee of 0.44% as an annual percentage of the Income Builder Fund’s average daily net assets.

In addition to the management fee waiver described above, the Investment Adviser may waive a portion of its advisory fee, including fees earned as the Investment Adviser to any of the affiliated funds in which the Funds invest from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place.

The following replaces in its entirety the fifth paragraph in the “Service Providers—Management Fees and Other Expenses” section of the Multi-Class Prospectus:

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% and 0.014% of average daily net assets for the Income Builder Fund and the Rising Dividend Growth Fund, respectively. The Income Builder Fund’s arrangement will remain in effect through at least July 20, 2021, and the Rising Dividend Growth Fund’s arrangement will remain in effect through at least February 28, 2021, and prior to such dates, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The expense limitation may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such dates, although the Investment Adviser does not presently intend to do so. A Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

The following replaces in its entirety the second paragraph in the “Service Providers—Distributor and Transfer Agent” section of the Multi-Class Prospectus:

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% of average daily net assets with respect to Class R6 Shares, 0.04% of average daily net assets with respect to the Institutional Shares, 0.13% of average daily net assets with respect to the Class A, Class C, and Investor Shares of the Income Builder Fund, and 0.17% of average daily net assets with respect to the Class A, Class C, Investor and Class R Shares of the Rising Dividend Growth Fund.

The following replaces in its entirety the starred footnote under the table in the “Shareholder Guide—How to Buy Shares—What is My Minimum Investment in the Funds?” section of the Multi-Share Prospectus:

*

No minimum additional investment requirements are imposed with respect to investors trading through Intermediaries who aggregate shares in omnibus or similar accounts (e.g., employee benefit plan accounts, wrap program accounts or traditional brokerage house accounts). A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares across all Goldman Sachs Funds ($250,000 in the case of the Income Builder Fund).

The following replaces it its entirety the table and its related footnotes in the “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares—What is the Offering Price of Class A Shares?—Income Builder Fund and Rising Dividend Growth Fund” section of the Multi-Class Prospectus:

Income Builder Fund

Amount of Purchase (including sales charge, if any)	Sales Charge as Percentage of Offering Price		Sales Charge as Percentage of Net Amount Invested		Maximum Dealer Allowance as Percentage of Offering Price*
Less than $50,000	5.50%		5.82%		5.00%
$50,000 up to (but less than) $100,000	4.75		4.99		4.00
$100,000 up to (but less than) $250,000	3.75		3.99		3.00
$250,000 or more	0.00	**	0.00	**	***

Rising Dividend Growth Fund

Amount of Purchase (including sales charge, if any)	Sales Charge as Percentage of Offering Price		Sales Charge as Percentage of Net Amount Invested		Maximum Dealer Allowance as Percentage of Offering Price*
Less than $50,000	5.50%		5.82%		5.50%
$50,000 up to (but less than) $100,000	4.75		4.99		4.00
$100,000 up to (but less than) $250,000	3.75		3.90		3.00
$250,000 up to (but less than) $500,000	2.75		2.83		2.25
$500,000 up to (but less than) $1 million	2.00		2.04		1.75
$1 million or more	0.00	**	0.00	**	***

*

Dealer’s allowance may be changed periodically. During special promotions, the entire sales charge may be reallowed to Intermediaries. Intermediaries to whom substantially the entire sales charge is reallowed may be deemed to be “underwriters” under the Securities Act.

**

No sales charge is payable at the time of purchase of Class A Shares of $250,000 or more with respect to the Income Builder Fund, and $1 million or more with respect to the Rising Dividend Growth Fund, but a CDSC of 1.00% may be imposed in the event of certain redemptions within 18 months. For more information about Class A Shares’ CDSCs, please see “What Else Do I Need to Know About Class A Shares’ CDSC?” below.

***

The Distributor may pay a one-time commission to Intermediaries who initiate or are responsible for purchases of $250,000 or more with respect to the Income Builder Fund, and $1 million or more with respect to the Rising Dividend Growth Fund, of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. In instances where this one-time commission is not paid to a particular Intermediary (including Goldman Sachs’ Private Wealth Management Unit), the CDSC on Class A Shares, generally, will be waived. The Distributor may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Intermediaries who initiate or are responsible for purchases by Employee Benefit Plans investing in the Funds which satisfy the criteria set forth below in “When Are Class A Shares Not Subject To A Sales Load?” or $250,000 or more (in the case of the Income Builder Fund), and $1 million or more (in the case of the Rising Dividend Growth Fund) by certain “wrap” accounts. Purchases by such plans will be made at NAV with no initial sales charge, but if shares are redeemed within 18 months, a CDSC of 1.00% may be imposed upon the plan, the plan sponsor or the third-party administrator. In addition, Intermediaries will remit to the Distributor such payments received in connection with “wrap” accounts in the event that shares are redeemed within 18 months.

The following replaces it its entirety the first sentence in the “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares—What Else Do I Need To Know About Class A Shares’ CDSC?” section of the Multi-Class Prospectus:

Purchases of $250,000 or more of Class A Shares of the Income Builder Fund and $1 million or more of Class A Shares of the Rising Dividend Growth Fund will be made at NAV with no initial sales charge.

This Supplement should be retained with your Prospectuses and Summary Prospectuses for future reference.

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